Filed with the U.S. Securities and Exchange Commission on December 22, 2025
1933 Act Registration File No. 333-179562
1940 Act File No. 811-22668
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	1068	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	1069	[X]
(Check appropriate box or boxes.)
ETF SERIES SOLUTIONS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)
 (Registrant’s Telephone Number, including Area Code): (414) 516-1645
Kristina R. Nelson, President
ETF Series Solutions
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on December 30, 2025 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, the Trust, on behalf of its series, Defiance Daily Target 3X Long NVDA ETF, Defiance Daily Target 3X Long TSLA ETF, Defiance Daily Target 3X Long PLTR ETF, Defiance Daily Target 3X Long COIN ETF, Defiance Daily Target 3X Long MSTR ETF, Defiance Daily Target 3X Long HOOD ETF, Defiance Daily Target 3X Long TSM ETF, Defiance Daily Target 3X Long AVGO ETF, Defiance Daily Target 3X Long MSFT ETF, Defiance Daily Target 3X Long AMZN ETF, Defiance Daily Target 3X Long GOOG ETF, Defiance Daily Target 3X Long AAPL ETF, Defiance Daily Target 3X Long SMCI ETF, Defiance Daily Target 3X Long AMD ETF, Defiance Daily Target 3X Long BABA ETF, Defiance Daily Target 3X Long CRCL ETF, Defiance Daily Target 3X Long HIMS ETF, Defiance Daily Target 3X Long BMNR ETF, Defiance Daily Target 3X Long ETH ETF, Defiance Daily Target 3X Long BTC ETF, Defiance Daily Target 3X Long SOLZ ETF, Defiance Daily Target 3X Long GLD ETF, Defiance Daily Target 3X Long GDX ETF, Defiance Daily Target 3X Long MAGS ETF, Defiance Daily Target 3X Long GRNY ETF, Defiance Daily Target 3X Short NVDA ETF, Defiance Daily Target 3X Short TSLA ETF, Defiance Daily Target 3X Short PLTR ETF, Defiance Daily Target 3X Short COIN ETF, Defiance Daily Target 3X Short MSTR ETF, Defiance Daily Target 3X Short HOOD ETF, Defiance Daily Target 3X Short TSM ETF, Defiance Daily Target 3X Short AVGO ETF, Defiance Daily Target 3X Short MSFT ETF, Defiance Daily Target 3X Short AMZN ETF, Defiance Daily Target 3X Short GOOG ETF, Defiance Daily Target 3X Short AAPL ETF, Defiance Daily Target 3X Short SMCI ETF, Defiance Daily Target 3X Short AMD ETF, Defiance Daily Target 3X Short BABA ETF, Defiance Daily Target 3X Short CRCL ETF, Defiance Daily Target 3X Short HIMS ETF, Defiance Daily Target 3X Short BMNR ETF, Defiance Daily Target 3X Short ETH ETF, Defiance Daily Target 3X Short BTC ETF, Defiance Daily Target 3X Short SOLZ ETF, Defiance Daily Target 3X Short GLD ETF, Defiance Daily Target 3X Short GDX ETF, and Defiance Daily Target 3X Short MAGS ETF, hereby submits Post-Effective Amendment No. 1068 to the Trust’s Registration Statement for the sole purpose of designating December 30, 2025 as the new effective date for Post-Effective Amendment No. 1042, previously filed on October 3, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois, on December 22, 2025.

ETF Series Solutions

/s/ Noelle-Nadia A. Filali
Noelle-Nadia A. Filali Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on December 22, 2025.

Signature	Title

* David A. Massart	Trustee
David A. Massart

* Janet D. Olsen	Trustee
Janet D. Olsen

* Leonard M. Rush	Trustee
Leonard M. Rush

* Michael A. Castino	Trustee
Michael A. Castino

* Kristina R. Nelson	President and Principal Executive Officer
Kristina R. Nelson

* Kristen M. Weitzel	Treasurer and Principal Financial Officer
Kristen M. Weitzel

*By: /s/ Noelle-Nadia A. Filali
Noelle-Nadia A. Filali
pursuant to Powers of Attorney